Pensions and other post-employment benefits - Sensitivity Analysis (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase in actuarial assumption	0.50%
Percentage of decrease in actuarial assumption	0.50%
Discount rate | Defined benefit pension plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pension cost due to reasonably possible decrease in actuarial assumption	£ 2.3	£ 2.2
Increase (decrease) in pension cost due to reasonably possible increase in actuarial assumption	(2.4)	(2.1)
Increase (decrease) in obligation from increase in actuarial assumption	(41.2)	(42.7)
Increase (decrease) in obligation from decrease in actuarial assumption	45.7	47.4
Discount rate | Post-employment obligations
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in post-employment costs other than pension costs due to reasonably possible decrease in actuarial assumption	0.2	0.2
Increase (decrease) in post-employment costs other than pension costs due to reasonably possible increase in actuarial assumption	(0.1)	(0.2)
Increase (decrease) in obligation from increase in actuarial assumption	(2.8)	(3.5)
Increase (decrease) in obligation from decrease in actuarial assumption	£ 3.1	3.8
Actuarial assumption of rate of future healthcare inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase in actuarial assumption	1.00%
Percentage of decrease in actuarial assumption	1.00%
Actuarial assumption of rate of future healthcare inflation | Post-employment obligations
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in post-employment costs other than pension costs due to reasonably possible decrease in actuarial assumption	£ (0.2)	(0.3)
Increase (decrease) in post-employment costs other than pension costs due to reasonably possible increase in actuarial assumption	0.2	0.3
Increase (decrease) in obligation from increase in actuarial assumption	1.6	2.4
Increase (decrease) in obligation from decrease in actuarial assumption	£ (1.8)	(2.4)
Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Reasonably possible increase in actuarial assumption of life expectancy	1 year
Actuarial assumption of life expectancy after retirement | Defined benefit pension plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pension cost due to reasonably possible increase in actuarial assumption	£ 0.7	0.7
Increase (decrease) in obligation from increase in actuarial assumption	17.6	18.0
Actuarial assumption of life expectancy after retirement | Post-employment obligations
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in post-employment costs other than pension costs due to reasonably possible increase in actuarial assumption	0.1	0.1
Increase (decrease) in obligation from increase in actuarial assumption	£ 0.7	£ 0.9